CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY	12 Months Ended
Dec. 31, 2024
CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY
CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY

29.CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY

The following is the condensed financial information of the Company on a parent company only basis.

Condensed balance sheets

	As of December 31,
	2023	2024
	RMB	RMB	US$
ASSETS
Current assets
Cash and cash equivalents	681,383,135	618,245,357	84,699,267
Short-term investments, net	366,279,947	292,347,551	40,051,450
Short-term amounts due from subsidiaries (other than WFOE)	423,884,645	624,474,994	85,552,723
Other current assets	378,978	13,810,916	1,892,087
Total Current assets	1,471,926,705	1,548,878,818	212,195,527
Non-current assets
Mining machines, net	—	1,772,319,041	242,806,713
Investments in subsidiaries	50,291,278	(24,017,175)	(3,290,339)
Contractual interest in the VIEs and VIEs’ subsidiaries*	2,616,728,505	2,969,652,915	406,840,781
Total non-current assets	2,667,019,783	4,717,954,781	646,357,155
Total assets	4,138,946,488	6,266,833,599	858,552,682
LIABILITIES
Current liabilities
Short-term amounts due to VIEs and VIEs’ subsidiaries*	—	934,519,131	128,028,596
Other current liabilities	321,969,994	1,245,684,589	170,658,089
Total current liabilities	321,969,994	2,180,203,720	298,686,685
Other non-current liabilities	7	7	1
Total non-current liabilities	7	7	1
Total liabilities	321,970,001	2,180,203,727	298,686,686
Shareholders’ equity
Class A Ordinary shares (par value of US$0.0001 per share; 420,674,280 shares authorized as of December 31, 2023 and 2024, respectively; 229,831,213 shares issued and 144,857,131 shares outstanding as of December 31, 2023; 222,055,327 shares issued and 134,586,659 shares outstanding as of December 31, 2024)	154,483	149,310	20,455
Class B Ordinary shares (par value of US$0.0001 per share; 79,325,720 shares authorized as of December 31, 2023 and 2024, respectively; 72,978,677 shares issued and outstanding as of December 31, 2023; 72,978,677 shares issued and outstanding as of December 31, 2024)	49,777	49,777	6,819
Treasury shares	(773,130,748)	(756,517,941)	(103,642,533)
Additional paid-in capital	4,813,679,585	4,725,877,432	647,442,554
Accumulated other comprehensive income	111,849,166	152,882,024	20,944,751
Accumulated deficit	(335,625,776)	(35,810,730)	(4,906,050)
Total shareholders’ equity	3,816,976,487	4,086,629,872	559,865,996
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	4,138,946,488	6,266,833,599	858,552,682

29.CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY - CONTINUED

Condensed statements of comprehensive (loss) income

	For the years ended December 31,
	2022	2023	2024
	RMB	RMB	RMB	US$
Revenue	—	—	84,232,337	11,539,783
Cost of revenue	—	—	(83,826,913)	(11,484,240)
General and administrative expenses	(7,443,140)	(6,797,975)	(30,318,916)	(4,153,674)
Interest income	26,502,229	56,622,110	65,858,546	9,022,584
Foreign exchange gain/(loss)	(411,971)	(178,578)	704	96
Net investment loss	(14,671,470)	(49,125)	—	—
(Provision) net recovery on provision for credit loss	—	362,724	(215,350)	(29,503)
Share of loss from subsidiaries	(9,705,617)	(5,407,894)	(70,552,945)	(9,665,714)
Contractual interests in the VIEs and VIEs’ subsidiaries*	(1,131,232,451)	(87,530,375)	330,933,575	45,337,714
Other income	24,251,883	5,105,839	3,704,008	507,447
Other expense	(8,186)	—	-	-
Net income (loss) before income taxes	(1,112,718,723)	(37,873,274)	299,815,046	41,074,493
Income tax expense	1,510,840	—	—	—
Net income (loss)	(1,111,207,883)	(37,873,274)	299,815,046	41,074,493
Other comprehensive income, net of tax	253,877,012	45,489,264	41,032,858	5,621,478
Total comprehensive (loss) income, net of tax	(857,330,871)	7,615,990	340,847,904	46,695,971

Condensed statements of cash flows

	For the years ended December 31,
	2022	2023	2024
	RMB	RMB	RMB	US$
Net loss	(1,111,207,883)	(37,873,274)	299,815,046	41,074,493
Net investment loss	14,671,470	49,125	—	—
Provision (net recovery on provision) for credit losses	—	(362,724)	215,350	29,503
Share of loss of subsidiaries	9,705,617	5,407,894	70,552,945	9,665,714
Contractual interests in the VIEs and VIEs’ subsidiaries*	1,131,232,451	87,530,375	(330,933,575)	(45,337,714)
Changes in operating assets and liabilities	(182,850)	6,050,188	(11,966,117)	(1,639,352)
Net cash provided by operating activities	44,218,805	60,801,584	27,683,649	3,792,644
Net cash (used in) provided by investing activities	1,028,108,135	739,237,782	(918,412,337)	(125,821,974)
Net cash used in financing activities	(1,969,849,465)	(244,176,932)	840,472,743	115,144,294
Effect of exchange rate changes on cash and cash equivalents and restricted cash	125,457,077	39,697,653	(12,881,833)	(1,764,804)
Net increase (decrease) in cash and cash equivalents and restricted cash	(772,065,448)	595,560,087	(63,137,778)	(8,649,840)
Cash and cash equivalents and restricted cash at beginning of the year	857,888,496	85,823,048	681,383,135	93,349,107
Cash and cash equivalents and restricted cash at end of the year	85,823,048	681,383,135	618,245,357	84,699,267
*	It represents the primary beneficiary’s share of income or loss generated from the VIEs and their subsidiaries.

29.CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY - CONTINUED

Basis of presentation

Condensed financial information is used for the presentation of the Company, or the parent company. The condensed financial information of the parent company has been prepared using the same accounting policies as set out in the Company’s consolidated financial statements except that the parent company used the equity method to account for investment in its subsidiaries and VIEs.

The parent company records its investment in its subsidiaries and VIEs under the equity method of accounting as prescribed in ASC 323, Investments – Equity Method and Joint Ventures (“ASC 323”). Such investments are presented on the condensed balance sheets as “Investment in subsidiaries and VIEs’ and their respective profit or loss as “Equity in profits of subsidiaries and VIEs’ on the condensed statements of comprehensive (loss) income. Equity method accounting ceases when the carrying amount of the investment, including any additional financial support, in a subsidiary and VIEs is reduced to zero unless the parent company has guaranteed obligations of the subsidiary and VIEs or is otherwise committed to provide further financial support. If the subsidiary and VIEs subsequently reports net income, the parent company shall resume applying the equity method only after its share of that net income equals the share of net losses not recognized during the period the equity method was suspended.

The parent company’s condensed financial statements should be read in conjunction with the Company’s consolidated financial statements.